Exhibit 99.1

Shawnee 1892 LLC

Report to: Shawnee

1892 LLC

15 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on

Applying Agreed-Upon Procedures

Shawnee 1892 LLC c/o

Puglisi & Associates

850 Library Avenue, Suite 204 Newark, New

Castle County Delaware 19711

Re:	Shawnee 1892 LLC

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Security Benefit Life Insurance Company (“SBLIC” and, together, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to Shawnee 1892 LLC’s (the “Issuer”) portfolio of senior secured loans, senior secured bonds, senior unsecured notes, mezzanine loans and second lien loans (the “Collateral Obligations”) on electronic data files and related decodes prepared by Alter Domus (US) LLC

(the “Servicer”) pursuant to an indenture to be entered into between the Issuer and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from SBLIC dated 26 August 2020 (the “Draft Indenture”) and a final copy of which to be dated as of the Issuer’s planned closing date of 25 September 2020 (the “Closing Date”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties.

Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with the following information:

a.

Electronic data files and related decodes that contain information on the Collateral Obligations as of 11 September 2020 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Indenture,

c.	Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”),

d.	A copy of a private rating letter from KBRA, which contained KBRA Credit Assessments of certain Collateral Obligations (the “KBRA Rating Document”) and

e.	Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”).

For the purpose of the procedures described in this report, SBLIC, on behalf of the Issuer, provided us with instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 2 to Attachment A.

A member firm of Ernst & Young Global Limited

The information provided by the Servicer and SBLIC, each on behalf of the Issuer, are collectively referred to herein as the “Source Documents”.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data Files (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion or conclusion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Servicer, on behalf of the Issuer, (f) the accuracy, completeness or reasonableness of the information provided to us by SBLIC, on behalf of the Issuer, (g) the accuracy of the information obtained from third party data, news and analytics vendors (the “Data Vendors”), (h) the accuracy of the information obtained from S&P Global Inc. or their website (“S&P”), (i) the accuracy of the information obtained from Moody’s Investors Service, Inc. or their website (“Moody’s”), (j) the accuracy of the information obtained from Fitch Ratings, Inc. or their website (“Fitch”) or (k) the accuracy of the information obtained from Kroll Bond Rating Agency, LLC or their website (“KBRA”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Obligations,

iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

A member firm of Ernst & Young Global Limited

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

15 September 2020

A member firm of Ernst & Young Global Limited

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to Issuer’s Class A Senior Secured Floating Rate Notes (the “Class A Notes”), Class B Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Secured Deferrable Floating Rate Notes (the “Class C Notes”), Class D Secured Deferrable Floating Rate Notes (the “Class D Notes”), Class E Secured Deferrable Floating Rate Notes (the “Class E Notes”) and Class F Secured Deferrable Floating Rate Notes (the “Class F Notes” and, collectively with the Class A Notes, the Class B Notes, the Class C Notes, the Class D Notes and the Class E Notes, the “Secured Notes” and, together with the Subordinated Notes, the “Notes”).

SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data Files (as defined herein) represent the Collateral Obligations that the Issuer is expected to own or acquire by the Closing Date. Furthermore, SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Closing Date may not include all the Collateral Obligations listed on the Pricing Date Data Files (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data Files (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.

We obtained from the Servicer, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Servicer adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data Files.”

2.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendors, (b) Credit Agreements, (c) Rate Set Notices and (d) Moody’s. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer	Data Vendors, Moody’s, Credit Agreements
(labeled as “Issuer”)
Data Vendors, Moody’s, Credit Agreements,
Coupon/Spread	Rate Set Notices
(labeled as “Stated Spread/ Rate”)
Data Vendors, Moody’s, Credit Agreements
Stated Maturity
(labeled as “Maturity”)

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- 0.01% or less or (ii) +/- 30 days or less.

Attachment A Page 3 of 3

3.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Derived Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft Indenture, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data Files and the following data sources (each, an “Additional Data Source”), as applicable: (a) Moody’s, (b) S&P, (c) Fitch and (d) the KBRA Rating Document. Where more than one Additional Data Source is listed for a Derived Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.

Derived Characteristics	Additional Data Sources
Moody’s Default Probability Rating	Moody’s
(labeled as “Moody’s Adj Moody’s CFR”)

S&P Rating	S&P
(labeled as “S&P ICR”)

Fitch Rating	Fitch, Moody’s, S&P
(labeled as “Derived Fitch Rating”)

KBRA Rating	Fitch, Moody’s, S&P, KBRA Rating Document
(labeled as “KBRA Derived”)

All Derived Characteristics were in agreement.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data Files.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data Files

(refer to Items 1., 2. and 3.)

Issuer	Tranche	Moodys Adj Moody’s CFR	S&P ICR	Derived Fitch Rating	KBRA Derived	Maturity	Fixed/ Floating	Stated Spread/ Rate
ONE SKY FLIGHT, LLC	First Lien	B3	NR	B-	B-	12/27/2024	Floating	7.50%
HEARTLAND CONSUMER PRODUCTS HOLDINGS, LLC	Unsecured	NR	NR	NR	NR	6/7/2024	Fixed	12.50%
MITCHELL INTERNATIONAL INC	First Lien	B3	B-	B-	B-	11/29/2024	Floating	4.25%
SE2, LLC	First Lien	NR	NR	NR	CCC+	4/18/2025	Fixed	6.50%
ASPLUNDH TREE EXPERT LLC	First Lien	Ba1	BBB-	BB+	BB+	8/18/2027	Floating	2.50%
VARSITY BRANDS HOLDING CO INC	First Lien	Caa1	CCC+	CCC+	CCC+	12/16/2024	Floating	3.50%
HERBALIFE NUTRITION LTD / HLF FINANCING INC	Unsecured	Ba3	BB-	BB-	BB-	9/1/2025	Fixed	7.88%
XPLORNET COMMUNICATIONS INC	First Lien	B3	B-	B-	B-	6/10/2027	Floating	4.75%
TECH DATA CORP	First Lien	Ba2	BB	BB+	BB	6/30/2025	Floating	5.50%
LSB INDUSTRIES, INC.	First Lien	Caa1	CCC	CCC	CCC	5/1/2023	Fixed	9.63%
MAUSER PACKAGING SOLUTIONS HOLDING CO	First Lien	Caa1	B	B-	B-	4/15/2024	Fixed	8.50%
A24 FILMS LLC	Second Lien	NR	NR	NR	B	5/13/2022	Floating	6.00%
A Stucki Intermediate Holdings LLC	First Lien	NR	NR	NR	CCC+	9/5/2023	Floating	4.50%
KENNEDY-WILSON INC	Unsecured	B1	BB+	B+	B+	4/1/2024	Fixed	5.88%
ILLUMINATE BUYER LLC / ILLUMINATE HOLDINGS IV INC	First Lien	B2	B+	B	B	6/30/2027	Floating	4.00%
POWERTEAM SERVICES, LLC	First Lien	B3	B-	B-	B-	12/4/2025	Fixed	9.03%
ARISTOCRAT LEISURE	First Lien	Ba2	BB+	BB	BB	10/19/2024	Floating	3.75%
CONSERVICE MIDCO, LLC	First Lien	B3	B-	B-	B-	5/13/2027	Floating	4.25%
CONSERVICE MIDCO, LLC	First Lien	B3	B-	B-	B-	5/13/2027	Floating	4.25%
RSA SECURITY LLC	First Lien	B2	B	B	B	6/29/2027	Floating	5.00%
THE ULTIMATE SOFTWARE GROUP, INC.	First Lien	B2	B-	B-	B-	5/4/2026	Floating	4.00%
EPICOR SOFTWARE CORP	First Lien	B3	B-	B-	B-	7/30/2027	Floating	4.25%
SOTHEBY’S	First Lien	B1	B+	B+	B+	1/15/2027	Fixed	7.38%
MH SUB I LLC	First Lien	B3	B	B-	B-	9/13/2024	Floating	3.75%
GT POLARIS INC	First Lien	B3	B-	B	B-	8/4/2027	Floating	4.00%
HELP/SYSTEMS HOLDINGS, INC.	First Lien	B3	B-	B-	B-	11/19/2026	Floating	4.75%
HOLLEY PURCHASER INC	First Lien	B3	B-	B-	B-	10/24/2025	Floating	5.00%
UNITED PF HOLDINGS LLC	First Lien	Caa2	CCC+	CCC	CCC	12/30/2026	Floating	4.00%
GARDNER DENVER INC	First Lien	Ba2	BB+	BB	BB	3/1/2027	Floating	2.75%
CUSHMAN & WAKEFIELD US BORROWER LLC	First Lien	B1	BB-	B+	B+	5/15/2028	Fixed	6.75%
SCIH SALT HOLDINGS INC	Second Lien	B3	B	B-	B-	9/16/2027	Fixed	9.75%
ALTERRA MOUNTAIN CO	First Lien	B2	B	B	B	8/1/2026	Floating	4.50%
BOMBARDIER RECREATIONAL PRODUCTS INC.	First Lien	B2	BB-	B	B	5/24/2027	Floating	5.00%
APPLOVIN CORP	First Lien	B1	B+	B+	B+	8/15/2025	Floating	4.00%
VERTICAL US NEWCO INC	First Lien	B2	B-	B-	B-	7/15/2027	Fixed	5.25%
WR GRACE & CO-CONN	Unsecured	Ba2	BB	BB	BB	5/31/2027	Fixed	4.88%
ALION SCIENCE AND TECHNOLOGY CORP	First Lien	B1	B+	B+	B+	7/23/2024	Floating	3.75%

Issuer	Tranche	Moodys Adj Moody’s CFR	S&P ICR	Derived Fitch Rating	KBRA Derived	Maturity	Fixed/ Floating	Stated Spread/Rate
KUEHG CORP	A First Lien	Caa2	CCC+	CCC	CCC	2/21/2025	Floating	3.75%
TOSCA SERVICES LLC	First Lien	B2	B	B	B	8/18/2027	Floating	4.25%
VERTICAL US NEWCO INC	First Lien	B2	B-	B-	B-	7/29/2027	Floating	4.25%
PATHWAY VET ALLIANCE LLC	First Lien	B3	B	B-	B-	3/31/2027	Floating	4.00%
RYAN SPECIALTY GROUP LLC	First Lien	B1	B	B	B	9/1/2027	Floating	3.25%
KUEHG CORP	Second Lien	Caa2	CCC+	CCC	CCC	8/22/2025	Floating	8.25%
Douglas Dynamics	First Lien	B2	BB-	B	B	6/8/2026	Floating	3.75%
LIONS GATE CAPITAL HOLDINGS LLC	First Lien	B2	B	B	B	3/24/2025	Floating	2.25%
MH SUB I LLC	Second Lien	B3	B	B-	B-	9/15/2025	Floating	7.50%
QUIKRETE HOLDINGS INC	First Lien	B1	BB-	B+	B+	2/1/2027	Floating	2.50%
FLY FUNDING II SARL	First Lien	B2	BB	B	B	8/11/2025	Floating	1.75%
BWAY HOLDING COMPANY	First Lien	Caa1	B	CCC+	CCC+	4/3/2024	Floating	3.25%
RIVERBED TECHNOLOGY INC	First Lien	Caa1	CCC+	CCC+	CCC+	4/24/2022	Floating	3.25%
SEATTLE SPINCO, INC.	First Lien	B1	BB-	B+	B+	6/21/2024	Floating	2.50%
UNIVISION COMMUNICATIONS INC	First Lien	B2	B	B	B	3/15/2024	Floating	2.75%
MA FINANCECO, LLC	First Lien	B1	BB-	BB-	B+	6/21/2024	Floating	2.50%
Wind River Systems, Inc.	First Lien	NR	NR	NR	B-	6/24/2024	Floating	6.75%
DATIX BIDCO LIMITED	First Lien	NR	NR	NR	CCC+	4/28/2025	Floating	4.50%
LYTX INC	First Lien	NR	NR	NR	B-	2/28/2026	Floating	6.00%
TOPPS CO INC	First Lien	B2	B-	B-	B-	10/2/2022	Floating	5.25%
ARCLINE FM HOLDINGS LLC	First Lien	NR	NR	NR	B-	1/21/2025	Floating	6.00%
SOVOS COMPLIANCE LLC	First Lien	NR	NR	NR	B-	4/29/2024	Floating	4.75%
ALEGEUS TECHNOLOGIES HOLDINGS CORP	First Lien	NR	NR	NR	B-	9/5/2024	Floating	6.25%
PAINT INTERMEDIATE III LLC	First Lien	NR	NR	NR	B	6/14/2024	Floating	4.25%
MAVERICK BIDCO INC	First Lien	NR	NR	NR	B-	4/28/2023	Floating	6.25%

Exhibit 2 to Attachment A

Assumptions

(refer to Items 1., 2. and 3.)

1.	For the purpose of comparing the “Issuer” Characteristic, SBLIC, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co-borrower with the obligor.

2.

For the purpose of deriving the “S&P Rating” Derived Characteristic, SBLIC, on behalf of the Issuer, indicated that if the issuer credit rating is not available, the issuer credit rating of a parent is to be used instead.

3.

For the purpose of deriving the “Fitch Rating” Derived Characteristic, SBLIC, on behalf of the Issuer, indicated that if the issuer default rating is not available, the issuer default rating of a parent is to be used instead.